Debt - Additional Information (Q2) (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 25, 2022	Apr. 13, 2021	Apr. 03, 2021	Apr. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term non current					$ 0		$ 0		$ 12,733	$ 16,123
Gain (Loss) on extinguishment of debt					0	$ 0	(200)	$ 1,134	$ 1,134	$ 0
Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Gain (Loss) on extinguishment of debt			$ 1,100
Minimum [Member]
Debt Instrument [Line Items]
Repayment period		$ 100
Maximum [Member]
Debt Instrument [Line Items]
Repayment period		$ 300
New Loan [Member]
Debt Instrument [Line Items]
Long-term non current											$ 12,700
Debt instrument additional loan amount											$ 5,000
Frequency of periodic payment									monthly
Repayment terms									Borrowings under the Term Loan were repayable in monthly interest-only payments until August 1, 2021. The interest-only period is followed by monthly payments of equal principal plus interest until the loan maturity date of January 1, 2024.
Debt maturity date									Jan. 01, 2024
Outstanding borrowing bear interest rate									8.75%
Debt instrument final fee percentage									5.25%
Accrued end-of-term payment	$ 900				$ 300		$ 300		$ 300
Debt weighted average interest rate									12.52%
Gain (Loss) on extinguishment of debt	200
Repayment period	$ 12,800
End term cost of amount drawn under term loan in percent	5.25%
Amount drawn under term loan	$ 15,000
Additional amount drawn under term loan	100
New Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument fixed interest rate									8.75%	8.75%
Debt instrument variable spread									4.00%
Debt instrument description of variable spread									the prime rate as reported in the Wall Street Journal
New Loan [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest/non-use fee	$ 100
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Proceeds from Paycheck Protection Program loan				$ 1,100